Segment Information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment information
6	Segment information

The Group manages its business by divisions, which are organized by business lines. In view of the fact that the Company and its subsidiaries operate mainly in the PRC, no geographical segment information is presented.

In a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker, Board of Directors, for the purposes of resource allocation and performance assessment, the Group has identified the following five reportable segments. No operating segments have been aggregated to form the following reportable segments.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items mainly comprise investments accounted for using the equity method, deferred income tax assets, cash and cash equivalents, time deposits, structured deposits, entrusted lending and incomes relating to these assets (such as share of profit of investments accounted for using equity method and interest income) and borrowings and interest expenses.

The Group principally operates in five operating segments: synthetic fibers, resins and plastics, intermediate petrochemicals, petroleum products and trading of petrochemical products. Synthetic fibers, resins and plastics, intermediate petrochemicals and petroleum products are produced through intermediate steps from the principal raw material of crude oil. The specific products of each segment are as follows:

(i)	The synthetic fibers segment produces primarily polyester, acrylic fibers and carbon fibers, which are mainly used in the textile and apparel industries.

(ii)

The resins and plastics segment produces primarily polyester chips, polyethylene resins, polypropylene resins and PVA granules. The polyester chips are used to produce polyester fibers, coating and containers. Polyethylene resins and plastics are used to produce insulated cable, mulching films and molded products such as housewares and toys. Polypropylene resins are used for films, sheets and molded products such as housewares, toys, consumer electronics and automobile parts.

(iii)

The intermediate petrochemicals segment primarily produces p-xylene, benzene and ethylene oxide. The intermediate petrochemicals produced by the Group are both served as raw materials in the production of other petrochemicals, resins, plastics and synthetic fibers, and sold to external customers.

(iv)

The petroleum products segment is equipped with crude oil refinery facilities used to produce qualified refined gasoline, fuel, diesel oil, heavy oil and liquefied petroleum gas, and provide raw materials for the Group’s downstream petrochemical processing facilities.

(v)	The trading of petrochemical products segment is primarily engaged in importing and exporting of petrochemical products. The products are sourced from international and domestic suppliers.

(vi)

Other operating segments represent the operating segments which do not meet the quantitative threshold for determining reportable segments. These include investment property leasing, service provision and a variety of other commercial activities.

2018	Synthetic fibers RMB’000	Resins and plastics RMB’000	Intermediate petrochemicals RMB’000	Petroleum products RMB’000	Trading of petrochemical products RMB’000	Other segments RMB’000	Total RMB’000
Total segment revenue	2,225,594	10,868,758	26,327,039	66,009,608	27,650,410	1,488,856	134,570,265
Inter - segment revenue	—	(138,481)	(13,923,959)	(11,037,010)	(1,090,056)	(691,852)	(26,881,358)

Revenue from external customers	2,225,594	10,730,277	12,403,080	54,972,598	26,560,354	797,004	107,688,907

Timing of revenue recognition
At a point in time	2,225,594	10,730,277	12,403,080	54,972,598	26,537,983	797,004	107,666,536
Over time	—	—	—	—	22,371	—	22,371

	2,225,594	10,730,277	12,403,080	54,972,598	26,560,354	797,004	107,688,907

Total gross (loss)/profit	(537,590)	1,081,206	2,135,060	2,936,678	149,236	9,916	5,774,506

2019	Synthetic fibers RMB’000	Resins and plastics RMB’000	Intermediate petrochemicals RMB’000	Petroleum products RMB’000	Trading of petrochemical products RMB’000	Other segments RMB’000	Total RMB’000
Total segment revenue	2,200,229	10,304,812	24,698,643	66,754,731	21,881,214	1,502,840	127,342,469
Inter - segment revenue	—	(141,101)	(14,187,500)	(11,868,026)	(175,200)	(700,975)	(27,072,802)

Revenue from external customers	2,200,229	10,163,711	10,511,143	54,886,705	21,706,014	801,865	100,269,667

Timing of revenue recognition
At a point in time	2,200,229	10,163,711	10,511,143	54,886,705	21,695,864	801,865	100,259,517
Over time	—	—	—	—	10,150	—	10,150

	2,200,229	10,163,711	10,511,143	54,886,705	21,706,014	801,865	100,269,667

Total gross (loss)/profit	(501,062)	542,015	649,435	750,850	121,193	25,314	1,587,745

2020	Synthetic fibers RMB’000	Resins and plastics RMB’000	Intermediate petrochemicals RMB’000	Petroleum products RMB’000	Trading of petrochemical products RMB’000	Other segments RMB’000	Total RMB’000
Total segment revenue	1,480,576	9,576,944	19,777,574	49,711,547	12,023,744	1,583,236	94,153,621
Inter - segment revenue	—	(101,057)	(11,526,322)	(6,631,343)	(438,634)	(832,690)	(19,530,046)

Revenue from external customers	1,480,576	9,475,887	8,251,252	43,080,204	11,585,110	750,546	74,623,575

Timing of revenue recognition
At a point in time	1,480,576	9,475,887	8,251,252	43,080,204	11,583,709	750,546	74,622,174
Over time	—	—	—	—	1,401	—	1,401

	1,480,576	9,475,887	8,251,252	43,080,204	11,585,110	750,546	74,623,575

Total gross (loss)/profit	(338,633)	1,435,079	724,152	(2,232,013)	88,004	(16,838)	(340,249)

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Segment result - profit/(loss) from operations
Petroleum products	2,910,063	705,469	(2,198,705)
Resins and plastics	900,440	401,454	1,262,029
Intermediate petrochemicals	1,934,926	413,914	581,597
Trading of petrochemical products	104,900	53,214	42,039
Synthetic fibers	(573,503)	(540,280)	(364,211)
Others	308,286	286,801	211,015

Profit/(loss) from operations	5,585,112	1,320,572	(466,236)
Net finance income	337,412	362,963	332,274
Share of profit of investments accounted for using the equity method	885,597	972,593	724,740

Profit before income tax	6,808,121	2,656,128	590,778

Other profit and loss disclosures

	2018			2019			2020
	Depreciation and amortisation RMB’000	Impairment loss RMB’000	Inventory write down RMB’000	Depreciation and amortisation RMB’000	Impairment loss RMB’000	Inventory write down RMB’000	Depreciation and amortisation RMB’000	Impairment loss RMB’000	Inventory write-down RMB’000
Synthetic fibers	(68,428)	(47,937)	(35,945)	(68,589)	7	(48,844)	(78,030)	88,550	(39,657)
Resins and plastics	(139,447)	(9)	(19,219)	(125,464)	6	(12,073)	(138,204)	—	(26,382)
Intermediate petrochemicals	(575,025)	(34,695)	(8,630)	(497,469)	(478)	(9,094)	(465,425)	(55,204)	(15,418)
Petroleum products	(862,659)	(50)	(22,209)	(972,688)	38	(167)	(917,637)	—	(138,537)
Trading of petrochemical products	(111)	—	—	(211)	—	—	(19,938)	—	(788)
Others	(161,943)	—	—	(174,367)	—	—	(207,905)	—	(106)

	(1,807,613)	(82,691)	(86,003)	(1,838,788)	(427)	(70,178)	(1,827,139)	33,346	(220,888)

	As at 31 December
	2019 Total assets RMB’000	2020 Total assets RMB’000
Allocated assets
Synthetic fibers	997,650	986,391
Resins and plastics	1,802,681	1,654,920
Intermediate petrochemicals	3,721,337	3,176,092
Petroleum products	14,014,403	11,344,760
Trading of petrochemical products	1,492,405	1,357,884
Others	2,294,668	2,432,339

Allocated assets	24,323,144	20,952,386

Unallocated assets
Investments accounted for using the equity method	5,208,758	5,387,834
Cash and cash equivalents	7,449,699	6,916,408
Time deposits with banks	5,020,073	11,092,283
Deferred tax assets	150,832	252,121
Financial assets at fair value through profit or loss	3,318,407	—
Derivative financial assets	263	—
Others	22,899	18,098

Unallocated assets	21,170,931	23,666,744

Total assets	45,494,075	44,619,130

	As at 31 December
	2019 Total liabilities RMB’000	2020 Total liabilities RMB’000
Allocated liabilities

Synthetic fibers	340,034	209,621
Resins and plastics	1,372,574	1,233,286
Intermediate petrochemicals	1,736,967	1,267,313
Petroleum products	8,482,596	6,669,419
Trading of petrochemical products	1,946,530	1,224,420
Others	73,127	78,928

Allocated liabilities	13,951,828	10,682,987

Unallocated liabilities

Borrowings	1,547,600	1,548,000
Short-term bonds	—	3,017,811
Deferred tax liabilities	—	35,357
Derivative financial liabilities	799	—

Unallocated liabilities	1,548,399	4,601,168

Total liabilities	15,500,227	15,284,155

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets

Synthetic fibers	124,188	294,515	496,125
Resins and plastics	112,638	74,633	139,212
Intermediate petrochemicals	246,857	204,021	278,788
Petroleum products	806,833	1,024,626	779,392
Trading of petrochemical products	—	89	378,292
Others	98,737	103,418	222,080

	1,389,253	1,701,302	2,293,889

Entity-wide information

The Group’s revenue from external customers are mainly within Mainland China in 2018, 2019 and 2020. As at 31 December 2019 and 31 December 2020, assets are also mainly within Mainland China.

Revenue of approximate RMB 38,651,385 thousands (2019: RMB 42,657,975 thousands, 2018: RMB 42,492,816 thousands) are derived from a single customer. These revenues are attributable to the petroleum products and others segments.